PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Jun. 29, 2021 director	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 04, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($)	Feb. 02, 2021 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Cash outflow from operations		¥ 46,320,046	$ 6,524,044	¥ 154,037,992	¥ 704,286,935
Number of directors appointed | director	2
Cash and cash equivalent						$ 5,800,000	$ 6,100,000
Allowance for doubtful accounts receivable		17,800,000	2,500,000	20,800,000	600,000
Allowance for doubtful accounts written off		100,000	10,000.00	3,800,000	1,300,000
Advertising expenses		200,000	20,000.00	10,100,000	20,000,000.0
Cash and cash equivalents		45,221,538		58,063,733		6,369,320
Unrestricted government subsidies from local government | ¥		0		60,000.00	¥ 100,000
Filecoin | Other Nonoperating Income (Expense)
PRINCIPAL ACCOUNTING POLICIES
Net income (loss) attributable to the group under crypto asset		1,500,000	$ 200,000	800,000
Greater China
PRINCIPAL ACCOUNTING POLICIES
Cash, FDIC insured amount		500,000				70,424
Total unprotected cash held in bank		33,300,000		42,100,000		4,700,000	6,100,000
United states
PRINCIPAL ACCOUNTING POLICIES
Cash, FDIC insured amount		¥ 1,800,000				$ 250,000
Total unprotected cash held in bank				3,800,000			$ 600,000
Red 5 Studios, Inc. ("Red 5")
PRINCIPAL ACCOUNTING POLICIES
Percentage of shares acquired		34.71%				34.71%
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents		¥ 2,300,000		¥ 14,200,000		$ 300,000
February Note
PRINCIPAL ACCOUNTING POLICIES
Principal amount											$ 5,000,000
March Note
PRINCIPAL ACCOUNTING POLICIES
Principal amount									$ 20,000,000	$ 20,000,000
Convertible Debenture Agreement, Six Percent, August 2022 [Member]
PRINCIPAL ACCOUNTING POLICIES
Principal amount								$ 5,500,000
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period		1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period		4 years	4 years